Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

10.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Salary and welfare payable	2,119	423
Value-added tax payable	296	273
Rental payable	131	-
Others	624	281
Total	3,170	977